Insurance coverage (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance coverage
Civil liability for professionals	R$ 200,000	R$ 10,000
Civil liability for managers	100,000	70,000
Operational risks	10,000	165,800
Vehicles	600	600
Total insurance coverages	R$ 310,600	R$ 246,400